INVESTMENT ADVISOR
Omnivest Research
Corporation
250 Tampa Avenue West
Venice, FL  34285
(941) 493-4295
                                       C/Funds Group, Inc.

CUSTODIAN
Caldwell Trust Company                     C/Fund
201 Center Road, Suite 2              C/Growth Stock Fund
Venice, FL  34292                     C/Government Fund
(941) 493-3600                        C/Tax-Free Fund
                                      C/C.A.R. Fund
                                      Adams Equity Fund
AUDITORS                              Beebe Fund
Gregory Sharer & Stuart
Certified Public Accountants
100 Second Avenue South
St. Petersburg, FL  33701-
4383                                      June 30, 1998
(727) 821-6161                          Semiannual Report


INVESTMENT AND ADVISORY
BOARD
Arthur B. Laffer, Ph.D.
Economist
Jude Wanniski, Journalist              C/Funds Group, Inc.
Alan Reynolds, Economist                  P. O. Box 622
Alvin Moscow, Author               Venice, Florida  34284-0622
Ted C. Van Antwerp,                      (941) 488-6772
Philanthropist                      www.ctrust.com/cfunds.htm
Willet J. Worthy, Jr.,
Vintner
Manuel Johnson, Ph.D.
Economist






Investment comments are sent
to shareholders in our
monthly newsletter and
therefore are not included
in this semiannual report.
This report has been
prepared for the information
of shareholders of the Funds
and is not authorized for
distribution to Investors
unless preceded or
accompanied by an effective
Prospectus which includes
information regarding the
Funds' objectives, policies,
management, records, and
other information.





                 PORTFOLIO OF INVESTMENTS
                          C/FUND
                      June 30, 1998
                        Unaudited

EQUITIES (73.9%)                       Shares    Value

Automotive (2.1%)
 Ford Motor Co.                        2,000     $117,750
 General Motors                          875       58,187
         Sector Total                             175,937

Building Supplies (1.5%)
 Home Depot                            1,500      124,875

Chemicals (13.9%)
 American Home Products                4,000      206,250
 Bristol Myer Squibb                   2,000      230,000
 Colgate Palmolive                     2,000      176,625
 Dow Chemical                          1,000       96,625
 DuPont                                1,500      112,500
 Merck                                 1,000      133,563
 Proctor & Gamble                      1,500      136,781
 Union Carbide Corp.                     875       46,812
         Sector Total                           1,139,156

Communications (0.7%)
 AT&T                                  1,000       56,875

Computer/Office Equipment (4.4%)
 IBM                                   3,100      356,887

Diversified Manufacturing (2.0%)
 Minnesota Mining & Manufacturing      2,000      164,500

Eating & Drinking Places (0.9%)
 McDonald's                              875       60,211
 Tricon Global Restaurants               400       12,675
         Sector Total                             $72,886

                                       Shares    Value
Electronics (6.3%)
 General Electric                      1,500     $135,844
 Hewlett Packard                         875       51,898
 Lucent Technologies                   4,000      331,250
        Sector Total                              518,992

Financial (2.9%)
 American Express                        875       98,547
 Associated 1st Capital                  524       40,348
 J. P. Morgan                            875      102,430
         Sector Total                             241,325

Food (8.9%)
 Archer-Daniels-Midland                7,852      151,642
 Coca Cola Co.                         1,225      104,431
 Lancaster Colony Corp.                3,000      114,000
 PepsiCo                               4,000      165,250
 Philip Morris                         5,000      197,188
         Sector Total                             732,511

Food Stores (1.9%)
 Albertsons                            3,000      154,687

Health Care (0.8%)
 Johnson & Johnson                       875       64,641

Industrial Machinery (3.2%)
 Black & Decker                        3,000      182,812
 Caterpillar, Inc.                     1,500       79,500
         Sector Total                             262,312

Instruments (3.2%)
 Eastman Kodak                         2,000      145,625
 Emerson Electric                      2,000      120,625
         Sector Total                            $266,250

                                       Shares    Value
Insurance (1.0%)
 Travelers                             1,312      $79,294

Leisure/Entertainment (1.1%)
 Walt Disney Co.                         875       92,148

Metal (0.7%)
 ALCOA                                  875        57,586

Paper (1.6%)
 International Paper Co.                875        37,461
 Kimberly-Clark                       2,000        92,000
         Sector Total                             129,461

Petroleum & Coal (5.4%)
 Amoco                                 2,000       84,500
 Chevron Corp.                           875       72,734
 Exxon Corp.                           4,000      285,750
         Sector Total                             442,984

Railroad (6.1%)
 CSX Corp.                             1,000       45,500
 Union Pacific                         2,000       88,000
 Sears  Roebuck                        2,000      122,500
 Wal-Mart                              4,000      241,500
         Sector Total                            $497,500

                                       Shares    Value
Rubber & Plastics (0.7%)
 Goodyear Tire & Rubber                  875      $56,438

Transportation Equipment (2.5%)
 Allied Signal                         1,500       66,375
 Boeing Co.                            1,500       66,656
 United Technologies                     825       75,488
         Sector Total                             208,519

Transportation Services (2.1%)
 GATX Corp.                            4,000      175,500

TOTAL EQUITIES (73.9%)                          6,071,254
GOVERNMENT (22.0%)
 U. S. Treasury Notes
 8% due 5/15/01                    1,700,000    1,809,438
CASH & EQUIVALENTS (4.1%)                         333,288
TOTAL INVESTMENTS (100.0%)                     $8,213,990





              PORTFOLIO OF INVESTMENTS
                C/GROWTH STOCK FUND
                  June 30, 1998
                     Unaudited

EQUITIES (82.6%)                       Shares    Value

Automotive (7.0%)
 Autozone, Inc.                        1,000     $32,125
 PACCAR, Inc.                          1,600      83,400
 Teleflex Corp.                        2,000      76,875
         Sector Total                            192,400

Building Supplies (3.0%)
 Home Depot                            1,000      83,250

Computer/Office Equipment (10.0%)
 Cisco Systems                         1,000      92,375
 Compaq Computer                       3,200      90,800
 IBM                                     800      92,100
         Sector Total                            275,275

Eating & Drinking Places (4.7%)
 Brinker Intl. Corp.                   3,000      58,500
 Cracker Barrel                        1,000      31,875
 Outback Steakhouse                    1,000      38,687
         Sector Total                            129,062

Electronics (5.6%)
 American Power Conversion             3,000      90,000
 P.S.I. Net,Inc.                       5,000      64,688
         Sector Total                            154,688

Financial (18.0%)
 Amsouth Bankcorp                      2,000      78,625
 Bank United Fin. Corp. `A'            6,000      99,750
 Commercial Bankshares                 3,150      76,388
 Countrywide Credit                    1,300      65,894
 Green Tree Financial Corp.            1,500      64,125
 Nicholas Financial                   15,500      50,375
 Union Planters Corp.                  1,023      59,973
        Sector Total                             495,130

Food Stores (1.9%)
 Food Lion                             5,000     $52,812


                                       Shares    Value
Furniture (3.3%)
 Hillenbrand Industries                1,500     $90,469

Industrial Machinery & Equipment (3.3%)
 Nortek, Inc.                          3,000      91,312

Instruments (4.8%)
 Coherent Inc.                         3,200      54,800
 Stryker Corp.                         2,000      77,750
         Sector Total                            132,550

Leisure/Entertainment (2.8%)
 Carnival Corp. 'A'                    2,000      78,750

Manufacturing (4.2%)
 Commscope                             4,000      63,000
 Shuffle Master                        6,000      53,625
         Sector Total                            116,625

Metal (2.7%)
 Metal Management, Inc.                2,000      21,500
 Texas Industries, Inc.                1,000      52,812
         Sector Total                             74,312

Oil & Gas Extraction (1.3%)
 Ensco International                   2,000      35,125

Software (4.9%)
 Computer Associates                   1,500      82,219
 Parametric Technology                 2,000      54,375
         Sector Total                            136,594

Stone, Clay, & Glass Products (2.6%)
 Southdown Inc.                        1,000      71,250

Wholesale Durable Goods (2.5%)
 Aviall                                5,000      67,813

TOTAL EQUITIES (82.6%)                         2,277,417
CASH & EQUIVALENTS (17.4%)                       478,791
TOTAL INVESTMENTS (100.0%)                    $2,756,208





               PORTFOLIO OF INVESTMENTS
                   ADAMS EQUITY FUND
                     June 30, 1998
                       Unaudited

EQUITIES (98.5%)                       Shares    Value

Automotive (11.1%)
 Chrysler                              1,000     $56,563
 Kellstrom Industries                  3,400      99,875
         Sector Total                            156,438

Building Contractors (2.9%)
 Standard Pacific Corp.                2,000      41,000

Business Services (5.6%)
 Investors Financial Svc.              1,000      53,000
 Barra, Inc.                           1,000      24,875
        Sector Total                              77,875

Computers & Technology (1.7%)
 Trans-Lux                             2,000      24,375

Diversified Manufacturing (7.3%)
 Lone Star Industries Inc.             1,000      76,688
 Shaw Group, Inc.                      1,000      26,000
         Sector Total                            102,688

Electric, Gas, & Sanitary Services (2.8%)
 Unisource                             2,500      39,531

Electronics (9.0%)
 C and D Technologies                  1,100      63,800
 Del Global Technologies               3,000      30,000
 Porta Systems Inc.                    7,000      32,375
         Sector Total                            126,175

Financial (7.6%)
 Green Tree Financial                  2,500    $106,875

                                       Shares    Value
Industrial Machinery (19.0%)
 Applied Power                         1,000     $34,313
 Cascade Corp.                         2,000      36,000
 DT Industries                         1,000      24,312
 Gehl Company                          2,000      40,500
 Gleason Corp                          1,000      27,750
 Nortek Inc.                           2,200      66,963
 URS Corporation                       2,000      36,125
         Sector Total                            265,963

Metal (11.5%)
 Amcast                                1,500      27,562
 RMI Titanium Co. New                  2,000      45,750
 USX Corp. 6.5% Cum Conv Pfd           1,000      48,187
 Wyman Gordon                          2,000      39,750
         Sector Total                            161,249

Paper (7.6%)
 Drypers Corp.                         9,000      57,937
 Shorwood Packaging Co.                3,000      48,375
         Sector Total                            106,312

Rubber & Plastics (4.8%)
 Wynn's International Inc.             3,400      67,150

Transportation Equipment (7.6%)
 Boeing Co.                            1,400      62,213
 R&B Inc.                              4,000      44,000
         Sector Total                            106,213

TOTAL EQUITIES (98.5%)                         1,381,844
CASH & EQUIVALENTS (1.5%)                         20,975
TOTAL INVESTMENTS (100.0%)                    $1,402,819





              PORTFOLIO OF INVESTMENTS
                    BEEBE FUND
                   June 30, 1998
                     Unaudited

EQUITIES (99.4%)                       Shares    Value
Depository Institutions (97.3%)
 ABC Bancorp                           1,600     $25,400
 Andover Bancorp                         875      30,188
 Annapolis National Bancorp            2,500      25,313
 Bank Rhode Island                     1,000      15,625
 Bancfirst Ohio Corp.                  1,000      33,500
 Bank United Financial Corp.           1,800      29,700
 CNB Bancshares                          600      27,450
 Bank Plus Corp.                       1,800      21,938
 Bayview Capital Corp.                 1,000      31,875
 Capital Bank                          1,500      25,125
 Cornerstone Bank                      1,040      21,970
 CCB Financial                           400      41,400
 CCF Holding Company                   1,000      21,500
 CNB Financial                         1,000      28,625
 Commercial Bankshares                 1,200      28,800
 Carrolton Bancorp                       800      30,800
 First Coastal Bancshares, Inc.        1,000      18,000
 Fidelity Financial of Ohio            1,200      18,600
 First Palm Beach Bancorp                200       8,725
 First Liberty Financial                 800      19,600
 First Merchants Corp.                   700      31,850
 Texarkana First Financial S&L         1,200      34,050
 Harbor Florida Bancorp (new)          1,382      16,411
 Independent Bancshares                1,800      27,900
 Interchange Financial Services Corp.  1,200      23,100
 Laurel Capital                        1,100      21,725
 Mech Financial Inc.                   1,000      28,750
 Merit Holding Corp.                   1,000      22,500
 Mason Dixon Bancshares                  800     $25,400

                                       Shares    Value
 Nicholas Financial                    10,000    $32,500
 NSS Bancorp, Inc.                        600     33,600
 Ohio Valley Bancorp                      750     30,375
 Peoples Bancshares                     1,000     23,000
 Permanent Bancshares of Indiana        1,400     21,700
 Peoples Financial Corp.                1,600     21,400
 Premier Bancshares Inc. Georgia        1,000     27,750
 Pennwood Bancorp                       1,066     14,391
 Phoenix Investment Partners            2,500     20,938
 Republic Banking                       1,000     15,375
 Sandy Springs Bancorp, Inc.            1,000     35,125
 Seacoast Banking FL `A'                  800     30,400
 Summit Bank Corp.                      1,200     24,000
 Summit Bancshares Inc.                 1,000     21,250
 S W G A Financial                      1,000     23,625
 Sun Bancorp (NJ)                       1,000     26,500
 Trico Bancshares                         600     17,400
 Triangle Bancorp                         750     23,297
 Union Bancal Corp.                       300     28,950
 Vermont Financial                      1,000     27,375
 Wintrust Financial                     1,500     28,500
WVS Financial Corporation                 960     15,720
         Sector Total                          1,278,991

Holding & Investment Offices (2.1%)
 Mac Cali Realty                          800     27,550

TOTAL EQUITIES (99.4%)                         1,306,541
CASH & EQUIVALENTS (0.6%)                          7,895
TOTAL INVESTMENTS (100%)                      $1,314,436





                PORTFOLIO OF INVESTMENTS
                   C/GOVERNMENT FUND
                    June 30, 1998
                      Unaudited

GOVERNMENTS (93.8%)                Par Value   Value

U.S. Treasury Notes
   11.75% due 2/15/2001              500,000   $575,156
U.S. Treasury Notes
   5.875% due 2/15/2000              500,000    502,656
U.S. Treasury Notes
   5.875% due 2/15/2004            1,000,000  1,018,125
U.S. Treasury Notes
   6.25% due 2/15/2003             1,000,000  1,028,750
U.S. Treasury Notes
   6.25% due 8/31/2002               500,000    512,969
U.S. Treasury Notes
   6.5% due 10/15/2006             1,000,000  1,060,937
U.S. Treasury Notes
   6.5% due 5/15/2005              1,000,000  1,055,000
U.S. Treasury Notes
   6.75% due 6/1999                  500,000    505,938
U.S. Treasury Notes
   7.625% due 2/15/2007            1,000,000  1,064,375
U.S. Treasury Notes
   8% due 5/15/2001                  500,000    532,187

TOTAL GOVERNMENTS (93.8%)                     7,856,093
CASH & EQUIVALENTS (6.2%)                       522,098
TOTAL INVESTMENTS                            $8,378,191





               PORTFOLIO OF INVESTMENTS
        C/COMMUNITY ASSOCIATION RESERVE FUND
                   June 30, 1998
                     Unaudited

GOVERNMENTS (94.9%)                Par Value   Value

U.S. Treasury Notes
   5.875% due 3/31/99                150,000   $150,422
U.S. Treasury Notes
   5.875% due 8/15/98                100,000    100,031
U.S. Treasury Notes
   6.00% due 10/15/99                150,000    150,844
U.S. Treasury Notes
   6.875% due 3/31/00                200,000    204,375
U.S. Treasury Notes
   7.00% due 4/99                    150,000    151,688

TOTAL SECURITIES(94.9)                          757,360
CASH & EQUIVALENTS(5.1%)                         41,115
TOTAL INVESTMENTS(100.0%)                      $798,475





               PORTFOLIO OF INVESTMENTS
                   C/TAX-FREE FUND
                    June 30, 1998
                     Unaudited

CASH & EQUIVALENTS (100.0%)                         112
TOTAL INVESTMENTS (100.0%)                         $112





                          C/FUNDS GROUP, INC.
                       STATEMENTS OF OPERATIONS
                  For Six Months Ending June 30, 1998
                               Unaudited

                                                 C/Com-
                                                 munity
                                                 Associ-
                 C/Growth   C/Govern-  C/Tax     ation    Adams
                 Stock      ment       Free      Reserve  Equity  Beebe
      C/Fund     Fund       Fund       Fund      Fund     Fund    Fund
INVESTMENT INCOME
Dividends
       $49,313    $9,430    $0          $0       $0       $4,428  $8,915
Interest
        70,468     3,213     180,737     66,829   26,922   1,704   1,251
       119,781    12,643     180,737     66,829   26,922   6,132  10,166

OPERATING EXPENSES
Investment advisory fee
        38,239    13,735      13,791      6,199    2,198   6,832   5,167
Professional fees
         8,566     3,021       1,816      1,249      354   1,472     522
Registration fees
           391       121          69         47       13      57      29
Custodian fees
        11,798     4,280       8,114      4,247    1,366   1,996   1,040
Directors fees
         3,318     1,208         675        431      123     604     513
Miscellaneous
         4,606     1,675       3,117        224      342     993   1,771
        66,918    24,040      27,582     12,397    4,396  11,954   9,042

NET INVESTMENT INCOME
        52,863   (11,397)    153,155     54,432   22,526  (5,822)  1,124

REALIZED AND UNREALIZED GAIN LOSS ON INVESTMENTS
Unrealized appreciation (depreciation) invalue of
   investments for the period
       841,088   153,420      18,996    (53,037)  (1,684) 75,458  (5,633)
Net realized gain (loss) on investments
         2,847    96,648           0    (18,681)     181  14,670  23,654
NET GAIN (LOSS) ON INVESTMENTS
       843,935   250,068      18,996    (71,718)  (1,503) 90,128  18,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
      $896,798  $238,671    $172,151   ($17,286) $21,023 $84,306 $19,145





                           C/FUNDS GROUP, INC.
                   STATEMENTS OF ASSETS & LIABILITIES
                              June 30, 1998
                                Unaudited

                                               C/Com-
                                               munity
                                               Associ-
                  C/Growth   C/Govern-   C/Tax ation    Adams
                  Stock      ment        Free  Reserve  Equity     Beebe
       C/Fund     Fund       Fund        Fund  Fund     Fund       Fund
Securities at Cost
       $5,235,403 $1,985,206 $8,305,455  $112  $796,110 $1,136,398 $1,314,516

ASSETS
Securities Value
       $8,213,990 $2,756,208 $8,378,191  $112  $798,475 $1,402,819 $1,314,436
Receivables
  Dividends & Interest
           25,621      1,976    145,643     0    12,051        656      1,587
  Investment Securities Sold
                0          0          0     0         0     25,305    124,190
  Other
                0          0          0    45         0          0          0
        8,239,611  2,758,184  8,523,834   157   810,526  1,428,780  1,440,213

LIABILITIES
Advisor Fee & Other Payables
            4,739      1,598      4,004     0       355      1,008      1,937
Redemptions Payable
                0          0          0     0         0          0     89,861
Investment Securities Purchased
                0          0          0     0         0          0          0
            4,739      1,598      4,004     0       355      1,008     91,798

NET ASSETS APPLICABLE TO OUTSTANDING SHARES
       $8,234,872 $2,756,586 $8,519,830  $157  $810,171 $1,427,772 $1,348,415

CAPITAL SHARES
          356,999    184,339    850,784    17    80,927     96,300    128,531

NET ASSET VALUE PER SHARE
           $23.07     $14.95     $10.01 $9.14    $10.01     $14.83     $10.49





                            C/FUNDS GROUP, INC.
                   STATEMENT OF CHANGES IN NET ASSETS
                   For Six Months Ending June 30, 1998
                                 Unaudited

                                                C/Com-
                                                munity
                                                Associ-
               C/Growth  C/Govern-   C/Tax      ation      Adams
               Stock     ment         Free      Reserve    Equity      Beebe
     C/Fund    Fund      Fund         Fund      Fund       Fund        Fund
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)
    $52,863   ($11,397)  $153,155     $54,432   $22,526    ($5,822)    $1,124
Net realized gain (loss) on investments
      2,847     96,648          0     (18,681)      181     14,670     23,654
Unrealized appreciation (depreciation) in
  value of investments for the year
    841,088    153,420     18,996     (53,037)   (1,684)    75,458     (5,633)
Net Increase (decrease) in net assets
  from operations
    896,798    238,671    172,151     (17,286)   21,023      84,306    19,145

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
    (42,627)         0   (153,154)    (54,245)  (22,521)         0          0

Net realized gain on investments
          0          0          0           0         0          0          0
Return of capital
          0          0          0           0         0          0          0
    (42,627)         0   (153,154)    (54,245)  (22,521)         0          0

CAPITAL SHARE TRANSACTIONS
Shares sold
    920,510    170,491  5,152,820      66,353   296,616    127,347  1,252,331
Reinvested distributions
     40,876          0    132,020      42,727    22,521          0          0

Shares redeemed
   (718,083)  (193,926)(1,326,712) (3,355,937) (361,302)   (60,523)  (244,048)
    243,303    (23,435) 3,958,128  (3,246,857)  (42,165)    66,824  1,008,283

Net increase (decrease) in net assets
 $1,097,474   $215,236 $3,977,125 ($3,318,388) ($43,663)  $151,130 $1,027,428

NET ASSETS
Beginning of year
  7,137,398  2,541,350  4,542,705   3,318,545   853,834  1,276,642    320,987
End of period
 $8,234,872 $2,756,586 $8,519,830        $157  $810,171 $1,427,772 $1,348,415

UNDISTRIBUTED NET INVESTMENT INCOME
     13,212     75,641    (84,404)    (57,075)     (419)    (3,510)    24,837





                         C/FUNDS GROUP, INC.
                 STATEMENT OF CHANGES IN NET ASSETS
               For the Year Ending December 31, 1997*

                                                C/Com-
                                                munity
                                                Associ-
               C/Growth  C/Govern-   C/Tax      ation      Adams
               Stock     ment         Free      Reserve    Equity     Beebe
     C/Fund    Fund      Fund         Fund      Fund       Fund       Fund*
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)
    $77,409   ($15,997)  $254,823    $169,199   $43,474    ($8,178)    $374
Net realized gain (loss) on investments
    190,158    326,059          3     (19,822)      486     (4,536)       0
Unrealized appreciation (depreciation) in
  value of investments for the year
    882,869    206,979     60,849      33,450      (288)   156,438    5,553
Net increase in net assets from operations
  1,150,436    517,041    315,675     182,827    43,672    143,724    5,927

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
    (82,342)   (25,711)  (254,824)   (172,265)  (43,818)         0     (315)
Net realized gain on investments
   (185,102)  (284,311)         0           0         0          0        0
   (267,444)  (310,022)  (254,824)   (172,265)  (43,818)         0     (315)

CAPITAL SHARE TRANSACTIONS
Shares sold
  1,360,777    140,465  3,195,844   1,814,679   641,261    972,475  315,060
Reinvested distributions
    258,335    295,689    221,437     164,083    43,818          0      315
Shares redeemed
   (786,612)  (313,644)(3,672,863) (2,456,341) (379,259)   (93,349)       0
    832,500    122,510   (255,582)   (477,579)  305,820    879,126  315,375

Net increase (decrease) in net assets
 $1,715,492   $329,529  ($194,731)  ($467,017) $305,674 $1,022,850 $320,987

NET ASSETS
Beginning of year
  5,421,906  2,211,821  4,737,436   3,785,562   548,160    253,792        0
End of year
 $7,137,398 $2,541,350 $4,542,705  $3,318,545  $853,834 $1,276,642 $320,987

UNDISTRIBUTED NET INVESTMENT INCOME
       $129    ($9,610)  ($84,405)   ($38,581)    ($605)  ($12,358)     $59

* Beebe Fund figures are for the period ending December 31, 1997.
















                       C/Funds Group, Inc.





















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